SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
SHAREHOLDERS' EQUITY
SHAREHOLDERS’ EQUITY
Reverse Stock Split
On January 28, 2019, the Company effected a one-for-ten reverse stock split. Pursuant to this reverse stock split, the common shares outstanding were reduced from 73,741,595 shares to 7,373,989 shares (which reflects adjustments for fractional share settlements). The par value was adjusted to $0.10 per share as a result of the reverse stock split, which was subsequently adjusted to $0.01 with effect from June 5, 2019, as described below.
Reduction in par value
With effect from June 5, 2019, the Company reduced the issued and paid-up share capital of the Company from $1,901,512 to $190,151 by canceling the paid-up share capital of the Company to the extent of $0.09 on each of the issued shares of par value $0.10 in the share capital of the Company, so that each issued share of par value $0.10 shall have a par value of $0.01 and be treated in all respects as one fully paid-up share of par value $0.01. This reduction in par value also resulted in an increase in the number of authorized common shares from 35,000,000 to 350,000,000.
Common shares authorized and issued
On December 11, 2018 at the annual general meeting of the shareholders it was resolved to increase the Company’s authorized share capital from $2,000,000 to $4,000,000. As a result of this increase, the Company’s authorized share capital was changed to 35,000,000 common shares, par value $0.10 per share (or $3,500,000) and 50,000,000 preferred shares, par value $0.01 per share (or $500,000). As a result of the reduction in par value of the Company's common shares from $0.10 to $0.01 per share with effect from June 5, 2019, as described above, the number of authorized common shares was increased from 35,000,000 to 350,000,000.
In December 2018, we issued an aggregate of 1,175,474 common shares as part of the Private Placement at $4.20 per share, resulting in net proceeds to us of $4.9 million.
In March 2017, the Company completed an underwritten public follow-on offering of 4,130,000 common shares for net proceeds of $48.3 million.
Equity Lines of Credit
In March 2019, the Company entered into an Initial Equity Line of Credit with SOI, a related party, and Mackenzie Financial Corporation ("Mackenzie"). SOI is owned and controlled by certain members of the Lolli-Ghetti family, of which our Chairman and Chief Executive Officer, Mr. Emanuele Lauro, and our Vice President, Mr. Filippo Lauro, are members. The Initial Equity Line of Credit provided for $20 million to be available on demand to the Company in exchange for common shares of the Company priced at 0.94 multiplied by the then-prevailing 30-day trailing volume weighted average price. The issuances of common shares under the Initial Equity Line of Credit during the year ended December 31, 2019 were as follows:

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In April 2019, 3,240,418 common shares were issued under the Initial Equity Line of Credit (split equally between SOI and Mackenzie) for approximately $2.78 per share and aggregate net proceeds of $9.0 million.

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In June 2019, 1,421,472 common shares were issued under the Initial Equity Line of Credit (split equally between SOI and Mackenzie) for approximately $3.52 per share and aggregate net proceeds of $5.0 million.

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In October 2019, 2,356,108 common shares were issued under the Initial Equity Line of Credit (split equally between Scorpio Services Holding Limited, a related party, ("SSH") (as SOI’s nominee) and Mackenzie) for $1.06 per share for aggregate net proceeds of $2.5 million.

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In December 2019, 3,143,709 common shares were issued under the Initial Equity Line of Credit for aggregate net proceeds of $3.5 million. 1,492,508 common shares were issued to Mackenzie and 1,651,201 common shares were issued to SSH, a related party, (as SOI’s nominee) for $1.11 per share.

Following the December 2019 issuance, the Initial Equity Line of Credit was fully drawn, and there is no further capacity thereunder.
In January 2020, the Company entered into a new common stock purchase agreement with SSH, a related party, (the “New Equity Line of Credit”) which provides for $15 million to be available on demand to the Company in exchange for its common shares priced at 0.94 multiplied by the then-prevailing five-day trailing volume weighted average price. Under the terms of the New Equity Line of Credit, the Company is precluded from issuing shares under the New Equity Line of Credit if the price of the Company’s common stock (calculated on a volume weighted average basis over the preceding five days) is below $0.60 per share. In March 2020, we issued 5,668,317 common shares to SSH for $0.88 per share under the New Equity Line of Credit for aggregate net proceeds of $5.0 million.